Financial Instruments By Category - Summary of Financial Assets (Detail) - HKD ($)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Accounts receivable	$ 86,514,680	$ 77,350,250
Financial assets included in prepayments, deposits and other receivables	1,196,110	1,650,827
Due from immediate holding company	2,144,975,230	6,477,266,499
Financial assets at fair value through profit or loss	2,574,695,685	1,377,856,715
Stock loan	211,331,400	878,483,400
Derivative financial Asset	969,894,519	1,023,902,566
Other assets	136,065,738	197,309,175
Cash and bank balances	526,206,108	453,966,764	$ 766,430,471	$ 126,855,518
Financial assets	3,755,921,604	3,280,242,681
Financial Assets By Category [member]
Disclosure of financial assets [line items]
Financial assets	6,650,879,470	10,487,786,196
Financial assets at fair value through profit or loss mandatorily measured at fair value category [member]
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss	2,574,695,685	1,377,856,715
Stock loan	211,331,400	878,483,400
Derivative financial Asset	969,894,519	1,023,902,566
Financial assets	3,755,921,604	3,280,242,681
Financial assets at amortized cost, category [member]
Disclosure of financial assets [line items]
Accounts receivable	86,514,680	77,350,250
Financial assets included in prepayments, deposits and other receivables	1,196,110	1,650,827
Due from immediate holding company	2,144,975,230	6,477,266,499
Other assets	136,065,738	197,309,175
Cash and bank balances	526,206,108	453,966,764
Financial assets	$ 2,894,957,866	$ 7,207,543,515